Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 26,510	$ 29,720	$ 5,130	$ 1,100	$ 62,460
Kisladag [Member]
Total		8,910	3,870		12,780
Efemcukuru [Member]
Total		8,290	570		8,860
Ankara Office [Member]
Total	11,110		470		11,580
Lamaque Complex [Member]
Total	14,870		80		14,950
Skouries [Member]
Total		60			60
Perama Hill [Member]
Total		20			20
Kassandra Mines [Member]
Total	210	$ 12,440		$ 1,100	13,750
Certej [Member]
Total	$ 320		$ 140		$ 460